16. Income Taxes (Details - Deferred taxes) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 1,838,816	$ 1,392,495
Valuation allowance	(1,838,816)	(1,392,495)
Deferred tax assets, net of allowance	$ 0	$ 0